Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (16,609)	$ (7,019)	$ (16,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on sale of property and equipment		18
Depreciation and amortization	1,038	1,102	1,076
Accrued interest	(11)	(28)	(87)
Share-based compensation to employees and consultants	1,719	1,937	2,174
Exchange differences on cash and cash equivalents and restricted cash	142	379	608
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(150)	9	261
Decrease (increase) in inventories	280	749	(312)
Decrease (increase) in other receivables and prepaid expenses	(40)	150	(119)
Decrease in operating lease right-of-use assets	651	527	461
Increase (decrease) in trade payables	(110)	(153)	99
Decrease in operating lease liabilities	(650)	(638)	(916)
Increase in accrued liabilities and other payables	(353)	204	14
Decrease in deferred revenues			(32)
Net cash used in operating activities	(14,093)	(2,763)	(13,698)
Cash flows from investing activities:
Capitalization of intangible assets			(42)
Purchase of property and equipment	(483)	(954)	(1,274)
Proceed from short term deposit			50,238
Investment in restricted deposits	(57)	(270)
Investment in deposits			(20,000)
Proceeds from sale of property and equipment	1	68
Net cash provided by (used in) investing activities	(539)	(1,156)	28,922
Cash flows from financing activities:
Exercise of options and warrants into shares	9	1,108	1,874
Net cash provided by financing activities	9	1,108	1,874
Effect of exchange rate changes on cash and cash equivalents and restricted deposits	(142)	(379)	(608)
Net increase (decrease) in cash and cash equivalents	(14,765)	(3,190)	16,490
Cash and cash equivalents at the beginning of the year	26,674	29,864	13,374
Cash and cash equivalents at the end of the year	11,909	26,674	29,864
Supplemental discloser of non-cash activities:
Right of use assets recognized with corresponding lease liabilities	572	886	219
Capitalization of Share-based compensation to inventory	6	33	37
Supplemental discloser of cash activities:
Cash paid during the year for taxes	$ 62	$ 8	$ 31